Financial Risks Management - Schedule of Exposure to Foreign Currency Risk (Details) - Currency risk [member] - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities (in US$)
Net exposure	$ 549,374	$ 17,106,365
US [Member]
Financial assets (in US$)
Trade and other receivables	313,861	41,470
Cash and bank balances	3,612,913	40,779,850
Financial assets	3,926,774	40,821,320
Financial liabilities (in US$)
Trade and other payables	3,377,400	3,097,792
Convertible promissory notes		13,860,647
Derivative		6,756,516
Financial liabilities	$ 3,377,400	$ 23,714,955